Financial Instruments by Category - Summary of Company's Financial Assets Measured at Fair Value (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 18,733	$ 31,987	$ 18,093
Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	10,941	12,936	15,285
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	7,792	19,051	2,808
Public securities [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	10,941	12,936	15,232
Mutual funds [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets			53
Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	7,792	19,051	2,808
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	18,733	31,987	18,093
Level 1 [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	10,941	12,936	15,285
Level 1 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	7,792	19,051	2,808
Level 1 [member] | Public securities [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	10,941	12,936	15,232
Level 1 [member] | Mutual funds [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets			53
Level 1 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 7,792	$ 19,051	$ 2,808